Annual Fund Operating Expenses - AB GLOBAL REAL ESTATE INVESTMENT FUND, INC.	Feb. 26, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.21%
Component2 Other Expenses	0.43%
Other Expenses (as a percentage of Assets):	0.64%
Expenses (as a percentage of Assets)	1.44%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.22%
Component2 Other Expenses	0.43%
Other Expenses (as a percentage of Assets):	0.65%
Expenses (as a percentage of Assets)	2.20%
Advisor Class
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.21%
Component2 Other Expenses	0.43%
Other Expenses (as a percentage of Assets):	0.64%
Expenses (as a percentage of Assets)	1.19%
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.26%
Component2 Other Expenses	0.43%
Other Expenses (as a percentage of Assets):	0.69%
Expenses (as a percentage of Assets)	1.74%
Class K
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.43%
Other Expenses (as a percentage of Assets):	0.63%
Expenses (as a percentage of Assets)	1.43%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.44%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	1.04%